Divestiture of Subsidiary - Summary of Net Gain Recognized in Connection with Divestiture (Detail) - USD ($) $ in Thousands	Apr. 01, 2013	Dec. 31, 2015	Dec. 31, 2014
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2.0 technology, net of amortization		$ 557,773	$ 702,953
2GIG [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Adjusted net sale price	$ 148,871
2GIG assets (including cash of $3,383), net of liabilities	(109,053)
Other	(9,855)
Net gain on divestiture	46,866
2GIG [Member] | 2.0 Technology [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
2.0 technology, net of amortization	$ 16,903